Summary of Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends Payable [Line Items]
Payment of dividends to stockholders	$ 84,697	$ 75,760	$ 130,423
February 5, 2014
Dividends Payable [Line Items]
Declaration Date	Feb. 05, 2014
Dividend Per Share	$ 0.15
Record Date	Mar. 10, 2014
Payment of dividends to stockholders	$ 19,602
Payment Date	Mar. 27, 2014
April 30, 2014
Dividends Payable [Line Items]
Declaration Date	Apr. 30, 2014
Dividend Per Share	$ 0.15
Record Date	May 30, 2014
Payment of dividends to stockholders	$ 19,231
Payment Date	Jun. 19, 2014
July 30, 2014
Dividends Payable [Line Items]
Declaration Date	Jul. 30, 2014
Dividend Per Share	$ 0.18
Record Date	Aug. 27, 2014
Payment of dividends to stockholders	$ 22,944
Payment Date	Sep. 17, 2014
October 27, 2014
Dividends Payable [Line Items]
Declaration Date	Oct. 27, 2014
Dividend Per Share	$ 0.18
Record Date	Nov. 20, 2014
Payment of dividends to stockholders	$ 22,920
Payment Date	Dec. 11, 2014
February 5, 2013
Dividends Payable [Line Items]
Declaration Date		Feb. 05, 2013
Dividend Per Share		$ 0.13
Record Date		Mar. 11, 2013
Payment of dividends to stockholders		$ 17,983
Payment Date		Mar. 28, 2013
April 24, 2013
Dividends Payable [Line Items]
Declaration Date		Apr. 24, 2013
Dividend Per Share		$ 0.13
Record Date		May 30, 2013
Payment of dividends to stockholders		$ 17,638
Payment Date		Jun. 19, 2013
July 24, 2013
Dividends Payable [Line Items]
Declaration Date		Jul. 24, 2013
Dividend Per Share		$ 0.15
Record Date		Aug. 28, 2013
Payment of dividends to stockholders		$ 20,459
Payment Date		Sep. 18, 2013
October 28, 2013
Dividends Payable [Line Items]
Declaration Date		Oct. 28, 2013
Dividend Per Share		$ 0.15
Record Date		Nov. 21, 2013
Payment of dividends to stockholders		$ 19,680
Payment Date		Dec. 12, 2013
February 9, 2012
Dividends Payable [Line Items]
Declaration Date			Feb. 09, 2012
Dividend Per Share			$ 0.09
Record Date			Mar. 12, 2012
Payment of dividends to stockholders			$ 12,204
Payment Date			Mar. 30, 2012
April 25, 2012
Dividends Payable [Line Items]
Declaration Date			Apr. 25, 2012
Dividend Per Share			$ 0.09
Record Date			May 30, 2012
Payment of dividends to stockholders			$ 12,205
Payment Date			Jun. 19, 2012
July 25, 2012
Dividends Payable [Line Items]
Declaration Date			Jul. 25, 2012
Dividend Per Share			$ 0.13
Record Date			Aug. 28, 2012
Payment of dividends to stockholders			$ 18,061
Payment Date			Sep. 18, 2012
October 24, 2012
Dividends Payable [Line Items]
Declaration Date			Oct. 24, 2012
Dividend Per Share			$ 0.13
Record Date			Nov. 16, 2012
Payment of dividends to stockholders			$ 17,658
Payment Date			Dec. 07, 2012
December 7, 2012
Dividends Payable [Line Items]
Declaration Date			Dec. 07, 2012
Dividend Per Share			$ 0.52
Record Date			Dec. 17, 2012
Payment of dividends to stockholders			$ 70,295
Payment Date			Dec. 28, 2012